Trade and Notes Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and Notes Receivables
28	TRADE AND NOTES RECEIVABLES
The credit terms given to trade customers are determined on an individual basis.

	2019	2018
	RMB million	RMB million
Trade receivables	1,793	1,525
Notes receivable	—	4

	1,793	1,529
Impairment	(76)	(93)

	1,717	1,436

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	2019 RMB million	2018 RMB million
Within 90 days	1,615	1,354
91 to 180 days	33	52
181 to 365 days	39	11
Over 365 days	30	15

	1,717	1,432

Balances with related parties included in trade and notes receivables are summarized in Note 48(c)(i).
The movements in the loss allowance for impairment of trade receivables are as follows:

	2019 RMB million	2018 RMB million
At beginning of year	93	119
Impairment losses, net (Note 10)	(6)	(21)
Amount written off as uncollectible	(4)	(5)
Disposal of a subsidiary	(7)	—

At end of year	76	93

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
As at December 31, 2019

		Past due
	Current	Less than 90 days	90 to 365 days	Over 365 days	Total
Expected credit loss rate (%)	0.12	2.94	2.50	70.59	4.24
Gross carrying amount (RMB million)	1,617	34	40	102	1,793
Expected credit losses (RMB million)	2	1	1	72	76
As at December 31, 2018

		Past due
	Current	Less than 90 days	90 to 365 days	Over 365 days	Total
Expected credit loss rate (%)	0.57	0.78	1.59	83.17	6.10
Gross carrying amount (RMB million)	1,232	129	63	101	1,525
Expected credit losses (RMB million)	7	1	1	84	93
Trade and notes receivables that were neither past due nor impaired relate to a large number of independent sales agents for whom there was no recent history of default.
The net impacts of recognition and reversal of provisions for impaired receivables have been included in “Impairment losses on financial assets, net” in profit or loss (Note 10). Amounts charged to the allowance account are generally written off when there is no expectation of recovering.